Mineral Properties, Plant and Equipment, Exploration and Evaluation - Schedule of Mineral Properties Plant and Equipment Exploration and Evaluation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	$ 149,124
Mineral properties plant and equipment exploration and evaluation	228,349	$ 149,124
Depreciation and depletion	8,600	4,641
Cost
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	413,430	373,078
Expenditures	28,950	39,629
Change in reclamation obligation	2,426	723
Mineral properties plant and equipment exploration and evaluation	516,219	413,430
Cost | Acquisition of Rye Patch [member]
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Rye Patch acquisition	71,413
Accumulated Depreciation, Depletion and Impairment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	264,306	258,777
Mineral properties plant and equipment exploration and evaluation	287,870	264,306
Depreciation and depletion	14,601	5,529
Impairment of exploration and evaluation	8,963
Mineral Properties
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	28,635
Mineral properties plant and equipment exploration and evaluation	71,336	28,635
Mineral Properties | Cost
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	190,670	176,503
Expenditures	8,850	13,444
Change in reclamation obligation	2,426	723
Mineral properties plant and equipment exploration and evaluation	242,662	190,670
Mineral Properties | Cost | Acquisition of Rye Patch [member]
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Rye Patch acquisition	40,716
Mineral Properties | Accumulated Depreciation, Depletion and Impairment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	162,035	157,856
Mineral properties plant and equipment exploration and evaluation	171,326	162,035
Depreciation and depletion	9,291	4,179
Plant and Equipment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	27,982
Mineral properties plant and equipment exploration and evaluation	49,064	27,982
Plant and Equipment | Cost
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	121,575	112,385
Expenditures	4,658	9,190
Mineral properties plant and equipment exploration and evaluation	156,930	121,575
Plant and Equipment | Cost | Acquisition of Rye Patch [member]
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Rye Patch acquisition	30,697
Plant and Equipment | Accumulated Depreciation, Depletion and Impairment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	93,593	92,243
Mineral properties plant and equipment exploration and evaluation	107,866	93,593
Depreciation and depletion	5,310	1,350
Impairment of exploration and evaluation	8,963
Exploration and Evaluation
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	92,507
Mineral properties plant and equipment exploration and evaluation	107,949	92,507
Exploration and Evaluation | Cost
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	101,185	84,190
Expenditures	15,442	16,995
Mineral properties plant and equipment exploration and evaluation	116,627	101,185
Exploration and Evaluation | Accumulated Depreciation, Depletion and Impairment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties plant and equipment exploration and evaluation	8,678	8,678
Mineral properties plant and equipment exploration and evaluation	$ 8,678	$ 8,678